High Yield Municipal ETF Expense Example - High Yield Municipal ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 636